INCOME TAXES - Schedule Of Income Tax Rates (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Statutory income tax rate	26.00%	26.00%
Increase (reduction) in rate resulting from:
Change in tax rates and new legislation	3.00%	12.00%
International operations subject to different tax rates	(1.00%)	52.00%
Taxable income attributable to non-controlling interests	(10.00%)	(31.00%)
Portion of gains subject to different tax rates	(3.00%)	(10.00%)
Recognition of deferred tax assets	(2.00%)	(10.00%)
Non-recognition of the benefit of current year’s tax losses	2.00%	8.00%
Other	1.00%	7.00%
Effective income tax rate	16.00%	54.00%